Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

December 31, 2019 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 141.98%			Municipal Bonds (continued)
Corporate Revenue Bonds - 1.88%			Education Revenue Bonds (continued)
Minneapolis Community			Hugo Charter School Lease
Planning & Economic			Revenue
Development Department			(Noble Academy Project)
(Limited Tax Supported			Series A 5.00% 7/1/44	775,000	$822,298
Common Bond Fund)			Minneapolis Charter School
6.25% 12/1/30	1,000,000	$1,044,580	Lease Revenue
St. Paul Port Authority Solid			(Hiawatha Academies
Waste Disposal Revenue			Project)
(Gerdau St. Paul Steel Mill			Series A 5.00% 7/1/36	750,000	807,293
Project) Series 7 144A			Series A 5.00% 7/1/47	900,000	959,436
4.50% 10/1/37 (AMT) #	2,100,000	2,170,539	Minneapolis Student Housing
		3,215,119	Revenue
			(Riverton Community
Education Revenue Bonds - 22.48%			Housing Project)
Bethel Charter School Lease			5.25% 8/1/39	205,000	218,975
Revenue			5.50% 8/1/49	990,000	1,063,517
(Spectrum High School
Project) Series A 4.375%			Minnesota Higher Education
7/1/52	1,100,000	1,158,740	Facilities Authority Revenue
Brooklyn Park Charter School			(Bethel University) 5.00%
Lease Revenue			5/1/47	1,250,000	1,416,600
(Prairie Seeds Academy			(Carleton College)
Project)			4.00% 3/1/36	485,000	547,929
Series A 5.00% 3/1/34	990,000	1,021,710	5.00% 3/1/44	905,000	1,077,430
Series A 5.00% 3/1/39	170,000	173,788	(College of St. Benedict)
Cologne Charter School Lease			4.00% 3/1/36	410,000	445,572
Revenue			(Gustavus Adolphus
(Cologne Academy Project)			College) 5.00% 10/1/47	2,600,000	3,032,172
Series A 5.00% 7/1/29	270,000	293,376	(Macalester College)
Series A 5.00% 7/1/45	445,000	471,206	4.00% 3/1/42	900,000	987,102
Deephaven Charter School			4.00% 3/1/48	600,000	654,216
(Eagle Ridge Academy			(St. Catherine University)
Project)			Series A 4.00% 10/1/38	920,000	988,356
Series A 5.25% 7/1/37	590,000	642,127	Series A 5.00% 10/1/45	785,000	910,105
Series A 5.25% 7/1/40	500,000	542,090	(St. Johns University)
Duluth Housing &			Series 8-I 5.00% 10/1/31	235,000	274,104
Redevelopment Authority			Series 8-I 5.00% 10/1/34	35,000	40,634
(Duluth Public Schools			(St. Olaf College) Series
Academy Project) Series A			8-N 4.00% 10/1/35	590,000	660,275
5.00% 11/1/48	1,200,000	1,317,348	(Trustees Of The Hamline
Forest Lake Minnesota			University Of Minnesota)
Charter School Revenue			Series B 5.00% 10/1/47	1,055,000	1,179,195
(Lake International			(University of St. Thomas)
Language Academy)			4.00% 10/1/44	645,000	724,064
Series A 5.375% 8/1/50	915,000	1,022,851	5.00% 10/1/40	750,000	925,440
Series A 5.75% 8/1/44	705,000	756,648	Series 7-U 5.00% 4/1/22	750,000	813,233
Hugo Charter School Lease			Minnesota Higher Education
Revenue			Facilities Authority Revenue
(Noble Academy Project)			(University of St. Thomas)
Series A 5.00% 7/1/34	255,000	273,962	Series A 4.00% 10/1/37	500,000	556,735

(continues) NQ-OVJ [12/19] 2/20 (1080114) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Education Revenue Bonds (continued)			Electric Revenue Bonds (continued)
Otsego Charter School			Minnesota Municipal Power
(Kaleidoscope Charter			Agency Electric Revenue
School)			5.00% 10/1/25	500,000	$584,125
Series A 5.00% 9/1/34	230,000	$241,776	5.00% 10/1/26	500,000	582,685
Series A 5.00% 9/1/44	400,000	414,940	5.00% 10/1/27	320,000	371,680
Rice County Educational			5.00% 10/1/47	1,755,000	2,053,648
Facilities Revenue			Northern Municipal Power
(Shattuck-St. Mary’s			Agency
School) Series A 144A			Series A 5.00% 1/1/26	100,000	110,578
5.00% 8/1/22 #	1,250,000	1,310,150	Series A 5.00% 1/1/30	340,000	372,388
St. Cloud Charter School			Puerto Rico Electric Power
Lease Revenue			Authority Revenue
(Stride Academy Project)			Series CCC 5.25%
Series A 5.00% 4/1/46	375,000	250,687	7/1/27 ‡	545,000	415,563
St. Paul Housing &			Series WW 5.00%
Redevelopment Authority			7/1/28 ‡	770,000	585,200
Charter School Lease
Revenue			Rochester Electric Utility
(Academia Cesar Chavez			Revenue
School Project) Series A			Series A 5.00% 12/1/42	605,000	714,136
5.25% 7/1/50	825,000	870,004	Series A 5.00% 12/1/47	985,000	1,158,468
(Great River School Project)			Series B 5.00% 12/1/30	1,300,000	1,472,341
Series A 144A 4.75%			Series B 5.00% 12/1/43	1,000,000	1,122,630
7/1/29 #	200,000	213,500	Southern Minnesota
Series A 144A 5.50%			Municipal Power Agency
7/1/38 #	240,000	260,846	Supply Revenue
(Nova Classical Academy			Series A 5.00% 1/1/41	240,000	278,069
Project)			Series A 5.00% 1/1/47	1,650,000	1,976,155
Series A 4.125% 9/1/47	750,000	777,870	St. Paul Housing &
Series A 6.375% 9/1/31	750,000	799,980	Redevelopment Authority
(Twin Cities Academy			Charter School Lease
Project) Series A 5.30%			Revenue
7/1/45	630,000	678,082	Series A 4.00% 10/1/33	285,000	315,686
University of Minnesota			Series B 4.00% 10/1/37	800,000	874,200
Series A 5.00% 9/1/40	1,240,000	1,508,621	Western Minnesota Municipal
Series A 5.00% 9/1/42	2,000,000	2,422,960	Power Agency Supply
Series A 5.00% 4/1/44	1,500,000	1,859,505	Revenue
			Series A 5.00% 1/1/25	3,000,000	3,339,780
		38,387,448	Series A 5.00% 1/1/26	1,000,000	1,112,320
Electric Revenue Bonds - 14.59%			Western Minnesota Municipal
Central Minnesota Municipal			Power Agency Supply
Power Agency Revenue			Revenue
(Brookings Southeast Twin			Series A 5.00% 1/1/49	3,860,000	4,683,338
Cities Transportation)
5.00% 1/1/32	1,130,000	1,210,072			24,925,620
(Brookings Twin Cities			Healthcare Revenue Bonds - 37.67%
Transmission Project)			Anoka Health Care Facilities
5.00% 1/1/42	1,000,000	1,064,650	Revenue
Chaska Electric Revenue			5.375% 11/1/34	610,000	659,245
Series A 5.00% 10/1/28	445,000	527,908

2 NQ-OVJ [12/19] 2/20 (1080114)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Apple Valley Senior Housing			Deephaven Housing &
Revenue			Healthcare Revenue
(PHS Senior Housing, Inc.			(St. Therese Senior Living
Orchard Path Project)			Project)
4.50% 9/1/53	1,160,000	$1,206,354	Series A 5.00% 4/1/38	280,000	$285,858
5.00% 9/1/58	1,605,000	1,720,432	Series A 5.00% 4/1/40	270,000	275,484
Apple Valley Senior Living			Duluth Economic
Revenue			Development Authority
(Senior Living LLC Project)			(Essentia Health Obligated
Series B 5.00% 1/1/47	750,000	612,593	Group) Series A 5.00%
Series D 7.00% 1/1/37	720,000	709,466	2/15/48	810,000	959,372
Series D 7.25% 1/1/52	1,000,000	991,390	(St. Luke’s Hospital
Bethel Housing & Health Care			Authority Obligation
Facilities Revenue			Group)
(Benedictine Health			5.75% 6/15/32	1,400,000	1,517,670
System- St. Peter			6.00% 6/15/39	1,000,000	1,092,130
Communities Project)			Hayward
Series A 5.50% 12/1/48	500,000	525,475	(American Baptist Homes
Center City Health Care			Midwest) 5.75% 2/1/44	500,000	524,105
Facilities Revenue			Hayward Health Care
(Hazelden Betty Ford			Facilities Revenue
Foundation Project) 5.00%			(St. John’s Lutheran Home
11/1/27	500,000	573,675	of Albert Lea)
City of Bethel			5.375% 10/1/44	260,000	270,278
(The Lodge at Lakes at			Maple Grove Health Care
Stillwater Project) 5.25%			Facilities Revenue
6/1/58	900,000	951,822	(Maple Grove Hospital
City of Center City, Minnesota			Corporation) 4.00%
Healthcare Facilities			5/1/37	1,000,000	1,091,940
Revenue Refunding			(North Memorial Health
(Hazelden Betty Ford			Care) 5.00% 9/1/30	865,000	1,006,652
Foundation Project) 4.00%			Maple Plain Senior Housing &
11/1/41	200,000	222,768	Health Care Revenue
City of Crookston, Minnesota			(Haven Homes Project)
Health Care Facilities			5.00% 7/1/54	1,500,000	1,599,300
Revenue			Minneapolis Health Care
(Riverview Health Project)			System Revenue
5.00% 5/1/51	1,390,000	1,503,396	(Fairview Health Services)
Cloquet Housing Facilities			Series A 4.00% 11/15/48	2,855,000	3,148,722
Revenue			Series A 5.00% 11/15/33	500,000	587,850
(HADC Cloquet Project)			Series A 5.00% 11/15/34	500,000	585,600
Series A 5.00% 8/1/48	500,000	507,860	Series A 5.00% 11/15/49	2,000,000	2,379,520
Dakota County Community			Minneapolis Senior Housing &
Development Agency			Healthcare Revenue
Senior Housing Revenue			(Ecumen Mill City Quarter)
(Walker Highview Hills			5.25% 11/1/45	850,000	889,491
Project)			5.375% 11/1/50	200,000	209,748
Series A 144A 5.00%			(Ecumen-Abiitan Mill City
8/1/46 #	370,000	384,855	Project) 5.00% 11/1/35	220,000	230,835
Series A 144A 5.00%
8/1/51 #	755,000	783,418

(continues) NQ-OVJ [12/19] 2/20 (1080114) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Minneapolis - St. Paul			St. Paul Housing &
Housing & Redevelopment			Redevelopment Authority
Authority Health Care			Health Care Facilities
Revenue			Revenue
(Allina Health System)			(Fairview Health Services)
Series A 5.00% 11/15/29	585,000	$716,613	Series A 4.00% 11/15/43	905,000	$995,862
(Children’s Health Care			Series A 5.00% 11/15/47	680,000	802,026
Facilities) Series A1 5.00%			(Health Partners Obligation
8/15/34 (AGM)	500,000	510,290	Group Project)
Rochester Health Care &			5.00% 7/1/29	2,000,000	2,330,380
Housing Revenue			Series A 5.00% 7/1/32	1,100,000	1,260,523
(The Homestead at			St. Paul Housing &
Rochester Project) Series A			Redevelopment Authority
6.875% 12/1/48	1,220,000	1,326,433	Housing & Health Care
Rochester Health Care			Facilities Revenue
Facilities Revenue			(Senior Episcopal Homes
(Mayo Clinic) 4.00%			Project)
11/15/41	4,860,000	5,096,682	5.125% 5/1/48	1,200,000	1,230,696
Sartell Health Care Facilities			Series A 4.75% 11/1/31	740,000	743,715
Revenue			Wayzata Senior Housing
(Country Manor Campus			Revenue
Project)			(Folkestone Senior Living
5.25% 9/1/30	1,000,000	1,069,010	Community)
Series A 5.30% 9/1/37	600,000	652,044	3.75% 8/1/37	500,000	514,990
Shakopee Health Care			4.00% 8/1/38	250,000	260,567
Facilities Revenue			4.00% 8/1/44	350,000	362,905
(St. Francis Regional			5.00% 8/1/54	400,000	438,600
Medical Center)			Winona Health Care Facilities
4.00% 9/1/31	205,000	219,448	Revenue
5.00% 9/1/34	165,000	184,081	(Winona Health Obligation)
St. Cloud Health Care			4.65% 7/1/26	465,000	479,517
Revenue			4.75% 7/1/27	785,000	810,552
(Centracare Health System
Project)			5.00% 7/1/34	750,000	774,113
4.00% 5/1/49	1,585,000	1,742,359	Woodbury Housing &
			Redevelopment Authority
5.00% 5/1/48	3,150,000	3,804,287	Revenue
St. Cloud Health Care			(St. Therese of Woodbury)
Revenue			5.125% 12/1/44	1,250,000	1,315,513
(Centracare Health System
Project)					64,332,310
Series A 4.00% 5/1/37	1,295,000	1,418,893	Housing Revenue Bonds - 1.69%
Series A 5.00% 5/1/46	4,800,000	5,554,512	Minnesota Housing Finance
Series B 5.00% 5/1/24	1,400,000	1,614,228	Agency
(Unrefunded - Centracare			(Non Ace - State
Health System Project)			Appropriated Housing)
5.125% 5/1/30	95,000	96,167	5.00% 8/1/33	1,390,000	1,601,530

4 NQ-OVJ [12/19] 2/20 (1080114)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Housing Revenue Bonds (continued)			Local General Obligation Bonds (continued)
Minnesota State Housing			Duluth, Minnesota
Finance Agency			(Improvement DECC)
Homeownership			Series A 5.00% 2/1/34	545,000	$647,585
(Mortgage-Backed			Edina Independent School
Securities Program) 4.40%			District No. 273
7/1/32 (GNMA) (FNMA)	690,000	$694,043	Series A 5.00% 2/1/27	1,500,000	1,780,860
Northwest Multi-County			Hennepin County
Housing & Redevelopment			Series A 5.00% 12/1/36	1,190,000	1,445,802
Authority			Series A 5.00% 12/1/37	1,240,000	1,529,763
(Pooled Housing Program)			Series A 5.00% 12/1/41	1,060,000	1,272,858
5.50% 7/1/45	560,000	595,459
			Hopkins Independent School
		2,891,032	District No. 270
Lease Revenue Bonds - 9.62%			Series A 5.00% 2/1/28	1,000,000	1,040,010
Minnesota State General			Mahtomedi Independent
Fund Revenue			School District No. 832
Appropriations			(School Building) Series A
Series A 5.00% 6/1/32	780,000	872,524	5.00% 2/1/28	515,000	609,472
Series A 5.00% 6/1/38	5,500,000	6,111,600	Minneapolis Special School
Series A 5.00% 6/1/43	1,750,000	1,935,780	District No. 1
Series B 5.00% 3/1/29	1,000,000	1,078,540	Series A 4.00% 2/1/36	190,000	218,342
Minnesota State Housing			Series A 4.00% 2/1/37	250,000	285,983
Finance Agency			Series A 4.00% 2/1/38	260,000	296,184
(Non Ace - State			Series B 4.00% 2/1/36	400,000	459,668
Appropriated Housing)			Series B 4.00% 2/1/37	530,000	605,817
Series C 5.00% 8/1/36	1,000,000	1,146,930	Series B 4.00% 2/1/38	550,000	626,543
University of Minnesota			Mounds View Independent
Special Purpose Revenue			School District No. 621
(State Supported Biomed			(School Building) Series A
Science Research)			4.00% 2/1/43	2,000,000	2,193,620
5.00% 8/1/35	1,040,000	1,062,069	St. Michael-Albertville
5.00% 8/1/36	4,000,000	4,219,960	Independent School District
			No. 885
		16,427,403	(School Building) Series A
Local General Obligation Bonds - 13.76%			5.00% 2/1/27	1,300,000	1,574,352
Brainerd Independent School			St. Paul Independent School
District No. 181			District No. 625
(General Obligation School			(School Building) Series B
Building Bonds)			5.00% 2/1/26	1,000,000	1,115,950
Series A 4.00% 2/1/38	1,500,000	1,665,360	Willmar
Series A 4.00% 2/1/43	1,500,000	1,647,255	(Rice Memorial Hospital
Burnsville-Eagan-Savage			Project) Series A 4.00%
Independent School District			2/1/32	2,440,000	2,495,705
No 191					23,502,266
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	1,320,943
Duluth Independent School
District No 709
Series A 4.00% 2/1/27	600,000	670,194

(continues) NQ-OVJ [12/19] 2/20 (1080114) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds - 14.27%			Special Tax Revenue Bonds - 2.33%
Dakota-Washington Counties			Guam Government Business
Housing & Redevelopment			Privilege Tax Revenue
Authority Single Family			Series A 5.25% 1/1/36	150,000	$157,837
Residential Mortgage			Minneapolis Revenue
Revenue			(YMCA Greater Twin Cities
(City of Bloomington)			Project) 4.00% 6/1/29	165,000	182,143
Series B 8.375% 9/1/21			Puerto Rico Sales Tax
(GNMA) (AMT)	7,055,000	$7,825,265	Financing Revenue
Deephaven Charter School			(Restructured)
(Eagle Ridge Academy			Series A-1 4.55% 7/1/40	1,250,000	1,297,275
Project) Series A 5.50%			Series A-1 4.75% 7/1/53	1,000,000	1,046,520
7/1/43-23 §	500,000	574,290	Series A-1 5.00% 7/1/58	200,000	212,706
Minnesota Higher Education			St. Paul Sales Tax Revenue
Facilities Authority Revenue
(College of St. Benedict)			Series G 5.00% 11/1/30	935,000	1,082,384
Series 7-M 5.125%					3,978,865
3/1/36-20 §	275,000	276,768	State General Obligation Bonds - 12.38%
(St. Catherine University)			Minnesota State
Series 7-Q 5.00%
10/1/32-22 §	700,000	770,791	Series A 5.00% 8/1/29	700,000	835,065
St. Cloud Health Care			Series A 5.00% 8/1/39	1,050,000	1,329,059
Revenue			Series E 5.00% 10/1/26	1,480,000	1,839,374
(Centracare Health System			(State Trunk Highway)
Project) Series A 5.125%			Series B 5.00% 10/1/22	5,500,000	5,874,330
5/1/30-20 §	1,830,000	1,854,247	Series B 5.00% 10/1/29	3,315,000	3,529,315
St. Paul Housing &			Minnesota State
Redevelopment Authority			(Various Purposes)
Hospital Facility			Series A 5.00% 8/1/38	500,000	623,475
(Healtheast Care System			Series D 5.00% 8/1/24	2,635,000	2,694,156
Project)			Series F 5.00% 10/1/22	4,000,000	4,424,920
Series A 5.00%
11/15/29-25 §	395,000	478,286			21,149,694
Series A 5.00%			Transportation Revenue Bonds - 8.15%
11/15/30-25 §	290,000	351,147	Minneapolis - St. Paul
University of Minnesota			Metropolitan Airports
Series A 5.50% 7/1/21	2,815,000	2,931,147	Commission Revenue
Series D 5.00%			(Subordinate)
12/1/27-21 §	1,110,000	1,191,851	5.00% 1/1/22	670,000	696,592
Series D 5.00%			Series A 5.00% 1/1/31	410,000	500,487
12/1/36-21 §	3,000,000	3,221,220	Series A 5.00% 1/1/32	1,255,000	1,528,364
Western Minnesota Municipal			Series A 5.00% 1/1/49	2,000,000	2,460,200
Power Agency Supply			Series B 5.00% 1/1/26	540,000	581,305
Revenue			Series B 5.00% 1/1/26
Series A 5.00%			(AMT)	500,000	569,905
1/1/33-24 §	1,000,000	1,153,700	Series B 5.00% 1/1/27	1,190,000	1,279,547
Series A 5.00%			Series B 5.00% 1/1/30	500,000	535,775
1/1/40-24 §	750,000	865,275	Series B 5.00% 1/1/31	250,000	267,580
Series A 5.00%			Series C 5.00% 1/1/33	2,000,000	2,428,920
1/1/46-24 §	2,500,000	2,884,250	Series C 5.00% 1/1/36	1,000,000	1,206,750
		24,378,237	Series C 5.00% 1/1/46	1,245,000	1,472,822

6 NQ-OVJ [12/19] 2/20 (1080114)

(Unaudited)

	Principal	Value
	Amount°	(US $)	# Security exempt from registration under Rule 144A of the Securities
			Act of 1933, as amended. At Dec. 31, 2019, the aggregate value
Municipal Bonds (continued)			of Rule 144A securities was $5,123,308, which represents 3.00%
Transportation Revenue Bonds (continued)			of the Fund’s net assets.
St. Paul Port Authority			¤ Tax-exempt obligations that contain a floating or variable interest
Revenue			rate adjustment formula and an unconditional right of demand to
(Amherst H. Wilder			receive payment of the unpaid principal balance plus accrued interest
Foundation) Series 3			upon a short notice period (generally up to 30 days) prior to specified
5.00% 12/1/36	380,000	$384,199	dates either from the issuer or by drawing on a bank letter of credit,
		13,912,446	a guarantee, or insurance issued with respect to such instrument.
Water & Sewer Revenue Bonds - 3.16%			Each rate shown is as of Dec. 31, 2019.
Guam Government			§ Pre-refunded bonds. Municipal bonds that are generally backed or
Waterworks Authority			secured by US Treasury bonds. For pre-refunded bonds, the stated
5.00% 7/1/40	840,000	968,638	maturity is followed by the year in which the bond will be pre-
Metropolitan Council Waste			refunded.
Water Revenue			° Principal amount shown is stated in USD unless noted that the security
Series B 4.00% 9/1/27	1,145,000	1,229,077	is denominated in another currency.
Series C 4.00% 3/1/31	1,355,000	1,571,895	‡ Non-income producing security. Security is currently in default.
Series C 4.00% 3/1/32	1,405,000	1,623,716
			Summary of abbreviations:
		5,393,326	AGM - Insured by Assured Guaranty Municipal
Total Municipal Bonds			Corporation
(cost $230,511,263)		242,493,766	AMT - Subject to Alternative Minimum Tax
			FNMA - Federal National Mortgage Association Collateral
Short-Term Investment - 0.06%			GNMA - Government National Mortgage Association
Variable Rate Demand Note - 0.06%¤			Collateral
Minneapolis - St. Paul			LOC - Letter of Credit
Housing & Redevelopment			N.A. - National Association
Authority Health Care			USD - United States Dollar
Facilities Revenue
Series B-2 (Allina Health
System)
1.70% 11/15/35
(LOC – JPMorgan Chase
Bank N.A. )	100,000	100,000
Total Short-Term Investment
(cost $100,000)		100,000

Total Value of
Securities - 142.04%
(cost $230,611,263)		242,593,766
Liquidation Value of
Preferred
Stock - (43.91%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities - 1.87%		3,194,587
Net Assets Applicable to
11,504,975 Shares
Outstanding - 100.00%		$170,788,353

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